4. Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment
	December 31, 2016	December 31, 2015
Property and equipment, net	$5,000	$41,785
Less: accumulated depreciation	(2,208)	(3,047)
Property and equipment, net	$2,792	$38,738